Document and Entity Information	12 Months Ended
	Mar. 31, 2014	Jul. 24, 2014 Class A common shares	Jul. 24, 2014 Class C common shares
Entity Registrant Name	iKang Healthcare Group, Inc.
Entity Central Index Key	0001524190
Document Type	20-F
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		31,936,439	805,100
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY